Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

		Shares	Value
Common Stocks - 96.6%
Aerospace & Defense - 1.7%
The Boeing Co. (1)		211	$40,193
General Dynamics Corp.		71	17,616
L3Harris Technologies, Inc.		63	13,117
Lockheed Martin Corp.		83	40,379
Northrop Grumman Corp.		48	26,189
Raytheon Technologies Corp.		568	57,323
TransDigm Group, Inc.		15	9,445
			204,262
Agriculture - 0.9%
Altria Group, Inc.		688	31,449
Archer-Daniels-Midland Co.		212	19,684
Philip Morris International, Inc.		543	54,957
			106,090
Airlines - 0.1%
Delta Air Lines, Inc. (1)		248	8,149
Southwest Airlines Co.		230	7,744
			15,893
Apparel - 0.5%
Nike, Inc. - Class B		480	56,165
VF Corp.		131	3,617
			59,782
Auto Manufacturers - 1.4%
Cummins, Inc.		39	9,449
Ford Motor Co.		1,582	18,399
General Motors Co.		570	19,175
PACCAR, Inc.		142	14,054
Tesla, Inc. (1)		903	111,231
			172,308
Auto Parts & Equipment - 0.1%
Aptiv PLC (1)		115	10,710

Banks - 4.7%
Bank of America Corp.		2,629	87,072
The Bank of New York Mellon Corp.		288	13,110
Citigroup, Inc.		742	33,561
Citizens Financial Group, Inc.		202	7,953
Fifth Third Bancorp		254	8,334
First Republic Bank		81	9,873
The Goldman Sachs Group, Inc.		132	45,326
Huntington Bancshares, Inc.		588	8,291
JPMorgan Chase & Co.		1,089	146,035
KeyCorp		412	7,177
M&T Bank Corp.		49	7,108
Morgan Stanley		473	40,214
Northern Trust Corp.		93	8,229
The PNC Financial Services Group, Inc.		159	25,112
Regions Financial Corp.		378	8,150
State Street Corp.		154	11,946
SVB Financial Group (1)		26	5,984
Truist Financial Corp.		494	21,257
U.S. Bancorp		517	22,546
Wells Fargo & Co.		1,433	59,169
			576,447
Beverages - 1.9%
The Coca-Cola Co.		1,473	93,698
Constellation Brands, Inc. - Class A		50	11,587
Keurig Dr Pepper, Inc.		289	10,306
Monster Beverage Corp. (1)		154	15,636
PepsiCo, Inc.		528	95,388
			226,615
Biotechnology - 1.9%
Amgen, Inc.		202	53,054
Biogen, Inc. (1)		47	13,015
Corteva, Inc.		277	16,282
Gilead Sciences, Inc.		492	42,238
Illumina, Inc. (1)		65	13,143
Incyte Corp. (1)		85	6,827
Moderna, Inc. (1)		131	23,530
Regeneron Pharmaceuticals, Inc. (1)		41	29,581
Vertex Pharmaceuticals, Inc. (1)		99	28,589
			226,259
Building Materials - 0.4%
Carrier Global Corp.		365	15,056
Johnson Controls International PLC		294	18,816
Martin Marietta Materials, Inc.		15	5,070
Vulcan Materials Co.		56	9,806
			48,748
Chemicals - 1.6%
Air Products and Chemicals, Inc.		90	27,743
Albemarle Corp.		36	7,807
CF Industries Holdings, Inc.		52	4,430
Dow, Inc.		279	14,059
DuPont de Nemours, Inc.		190	13,040
Ecolab, Inc.		76	11,062
International Flavors & Fragrances, Inc.		106	11,113
Linde PLC		178	58,060
LyondellBasell Industries NV		61	5,065
The Mosaic Co.		80	3,510
PPG Industries, Inc.		93	11,694
The Sherwin-Williams Co.		98	23,258
			190,841
Commercial Services - 1.5%
Automatic Data Processing, Inc.		141	33,679
Cintas Corp.		26	11,742
Equifax, Inc.		28	5,442
FleetCor Technologies, Inc. (1)		12	2,204
Gartner, Inc. (1)		21	7,059
Global Payments, Inc.		111	11,025
Moody’s Corp.		50	13,931
PayPal Holdings, Inc. (1)		425	30,269
Quanta Services, Inc.		60	8,550
S&P Global, Inc.		119	39,858
United Rentals, Inc. (1)		19	6,753
Verisk Analytics, Inc.		67	11,820
			182,332
Computers - 7.5%
Accenture PLC - Class A		242	64,575
Apple, Inc.		5,636	732,286
Cognizant Technology Solutions Corp.		213	12,181
EPAM Systems, Inc. (1)		14	4,588
Fortinet, Inc. (1)		266	13,005
Hewlett Packard Enterprise Co.		518	8,267
HP, Inc.		254	6,825
International Business Machines Corp.		339	47,762
Leidos Holdings, Inc.		56	5,891
NetApp, Inc.		96	5,766
Seagate Technology Holdings PLC		98	5,156
Western Digital Corp. (1)		148	4,669
			910,971
Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.		280	22,061
The Estee Lauder Company, Inc.		91	22,578
The Procter & Gamble Co.		881	133,525
			178,164
Distribution & Wholesale - 0.3%
Copart, Inc. (1)		114	6,942
Fastenal Co.		220	10,410
Pool Corp.		18	5,442
W.W. Grainger, Inc.		19	10,569
			33,363
Diversified Financial Services - 3.9%
American Express Co.		233	34,426
Ameriprise Financial, Inc.		42	13,077
BlackRock, Inc.		55	38,975
Capital One Financial Corp.		158	14,688
The Charles Schwab Corp.		577	48,041
CME Group, Inc. - Class A		135	22,701
Discover Financial Services		108	10,566
Intercontinental Exchange, Inc.		216	22,159
Mastercard, Inc. - Class A		311	108,144
Nasdaq, Inc.		151	9,264
Raymond James Financial, Inc.		77	8,227
Synchrony Financial		224	7,361
T. Rowe Price Group, Inc.		53	5,780
Visa, Inc. - Class A		597	124,033
			467,442
Electric - 2.9%
The AES Corp.		298	8,571
Alliant Energy Corp.		112	6,184
Ameren Corp.		106	9,426
American Electric Power Co., Inc.		198	18,800
CenterPoint Energy, Inc.		261	7,827
CMS Energy Corp.		127	8,043
Consolidated Edison, Inc.		98	9,340
Constellation Energy Corp.		90	7,759
Dominion Energy, Inc.		308	18,887
DTE Energy Co.		80	9,402
Duke Energy Corp.		297	30,588
Edison International		160	10,179
Entergy Corp.		83	9,338
Evergy, Inc.		99	6,230
Eversource Energy		145	12,157
Exelon Corp.		384	16,600
FirstEnergy Corp.		133	5,578
NextEra Energy, Inc.		742	62,031
PPL Corp.		323	9,438
Public Service Enterprise Group, Inc.		194	11,886
Sempra Energy		119	18,390
The Southern Co.		412	29,421
WEC Energy Group, Inc.		134	12,564
Xcel Energy, Inc.		217	15,214
			353,853
Electrical Components & Equipment - 0.3%
AMETEK, Inc.		93	12,994
Emerson Electric Co.		233	22,382
Generac Holdings, Inc. (1)		29	2,919
			38,295
Electronics - 1.2%
Agilent Technologies, Inc.		94	14,067
Amphenol Corp.		230	17,512
Fortive Corp.		153	9,830
Garmin Ltd.		65	5,999
Honeywell International, Inc.		236	50,575
Keysight Technologies, Inc. (1)		76	13,001
Mettler-Toledo International, Inc. (1)		6	8,673
TE Connectivity Ltd.		132	15,153
Trimble, Inc. (1)		103	5,208
			140,018
Energy - Alternate Sources - 0.2%
Enphase Energy, Inc. (1)		55	14,573
SolarEdge Technologies, Inc. (1)		26	7,365
			21,938
Engineering & Construction - 0.1%
Jacobs Solutions, Inc.		56	6,724

Environmental Control - 0.3%
Republic Services, Inc.		90	11,609
Waste Management, Inc.		148	23,218
			34,827
Food - 1.2%
Conagra Brands, Inc.		101	3,909
General Mills, Inc.		250	20,963
The Hershey Co.		60	13,894
The J.M. Smucker Co.		51	8,081
Kellogg Co.		111	7,908
The Kraft Heinz Co.		289	11,765
The Kroger Co.		266	11,858
McCormick & Co., Inc.		97	8,040
Mondelez International, Inc.		472	31,459
Sysco Corp.		196	14,984
Tyson Foods, Inc. - Class A		115	7,159
			140,020
Forest Products & Paper - 0.0%(4)
International Paper Co.		168	5,818

Gas - 0.0%(4)
Atmos Energy Corp.		51	5,716

Hand & Machine Tools - 0.0%(4)
Stanley Black & Decker, Inc.		64	4,808

Healthcare - Products - 3.8%
Abbott Laboratories		669	73,450
Align Technology, Inc. (1)		30	6,327
Baxter International, Inc.		210	10,704
Bio-Techne Corp.		80	6,630
Boston Scientific Corp. (1)		556	25,726
The Cooper Company, Inc.		7	2,315
Danaher Corp.		243	64,497
Edwards Lifesciences Corp. (1)		235	17,533
Hologic, Inc. (1)		110	8,229
IDEXX Laboratories, Inc. (1)		34	13,871
Intuitive Surgical, Inc. (1)		137	36,353
Medtronic PLC		469	36,451
PerkinElmer, Inc.		49	6,871
ResMed, Inc.		61	12,696
STERIS PLC		38	7,018
Stryker Corp.		130	31,784
Thermo Fisher Scientific, Inc.		141	77,647
Waters Corp. (1)		13	4,454
West Pharmaceutical Services, Inc.		30	7,060
Zimmer Biomet Holdings, Inc.		93	11,857
			461,473
Healthcare - Services - 2.7%
Catalent, Inc. (1)		84	3,781
Centene Corp. (1)		227	18,616
Elevance Health, Inc.		85	43,603
HCA Healthcare, Inc.		68	16,317
Humana, Inc.		43	22,024
IQVIA Holdings, Inc. (1)		81	16,596
Laboratory Corp. of America Holdings		40	9,419
Molina Healthcare, Inc. (1)		14	4,623
Quest Diagnostics, Inc.		52	8,135
UnitedHealth Group, Inc.		345	182,912
			326,026
Home Builders - 0.2%
D.R. Horton, Inc.		131	11,677
Lennar Corp. - Class A		102	9,231
			20,908
Household Products & Wares - 0.3%
Church & Dwight Co., Inc.		100	8,061
The Clorox Co.		56	7,858
Kimberly-Clark Corp.		136	18,462
			34,381
Insurance - 4.1%
Aflac, Inc.		249	17,913
The Allstate Corp.		112	15,187
American International Group, Inc.		318	20,110
Aon PLC		85	25,512
Arthur J Gallagher & Co.		88	16,591
Berkshire Hathaway, Inc. - Class B (1)		674	208,199
Brown & Brown, Inc.		47	2,678
Chubb Ltd.		161	35,517
Cincinnati Financial Corp.		65	6,655
The Hartford Financial Services Group, Inc.		139	10,540
Marsh & McLennan Company, Inc.		197	32,600
MetLife, Inc.		260	18,816
Principal Financial Group, Inc.		96	8,056
The Progressive Corp.		227	29,444
Prudential Financial, Inc.		154	15,317
The Travelers Company, Inc.		93	17,437
W.R. Berkley Corp.		98	7,112
Willis Towers Watson PLC		29	7,093
			494,777
Internet - 7.2%
Alphabet, Inc. - Class A (1)		2,193	193,488
Alphabet, Inc. - Class C (1)		2,009	178,259
Amazon.com, Inc. (1)		3,229	271,236
Booking Holdings, Inc. (1)		16	32,244
CDW Corp.		60	10,715
eBay, Inc.		233	9,663
Expedia Group, Inc. - Class A (1)		70	6,132
Match Group, Inc. (1)		126	5,228
Meta Platforms, Inc. - Class A (1)		856	103,011
Netflix, Inc. (1)		172	50,719
VeriSign, Inc. (1)		21	4,314
			865,009
Iron & Steel - 0.1%
Nucor Corp.		102	13,445

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.		112	14,152
Marriott International, Inc. - Class A		112	16,676
			30,828
Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.		196	46,954

Machinery - Diversified - 0.9%
Deere & Co.		104	44,591
Dover Corp.		60	8,125
IDEX Corp.		36	8,220
Ingersoll Rand, Inc.		157	8,203
Otis Worldwide Corp.		164	12,843
Rockwell Automation, Inc.		32	8,242
Westinghouse Air Brake Technologies Corp.		83	8,284
Xylem, Inc.		83	9,177
			107,685
Media - 1.2%
Charter Communications, Inc. - Class A (1)		36	12,208
Comcast Corp. - Class A		1,708	59,729
FactSet Research Systems, Inc.		18	7,222
ViacomCBS, Inc. - Class B		46	776
The Walt Disney Co. (1)		686	59,600
Warner Bros Discovery, Inc. (1)		899	8,522
			148,057
Mining - 0.3%
Freeport-McMoRan, Inc.		560	21,280
Newmont Corp.		295	13,924
			35,204
Miscellaneous Manufacturers - 1.2%
3M Co.		182	21,825
Eaton Corp PLC		159	24,955
General Electric Co.		414	34,689
Illinois Tool Works, Inc.		113	24,894
Parker-Hannifin Corp.		56	16,296
Teledyne Technologies, Inc. (1)		21	8,398
Trane Technologies PLC		98	16,473
			147,530
Office & Business Equipment - 0.0%(4)
Zebra Technologies Corp. (1)		10	2,564

Oil & Gas - 4.3%
Chevron Corp.		657	117,925
ConocoPhillips		489	57,702
Coterra Energy, Inc.		190	4,668
Devon Energy Corp.		251	15,439
Diamondback Energy, Inc.		70	9,575
EOG Resources, Inc.		222	28,753
Exxon Mobil Corp.		1,531	168,869
Hess Corp.		114	16,167
Marathon Oil Corp.		304	8,229
Marathon Petroleum Corp.		168	19,554
Occidental Petroleum Corp.		245	15,433
Phillips 66		186	19,359
Pioneer Natural Resources Co.		91	20,784
Valero Energy Corp.		156	19,790
			522,247
Oil & Gas Services - 0.4%
Baker Hughes Co. - Class A		383	11,310
Halliburton Co.		342	13,457
Schlumberger Ltd.		545	29,136
			53,903
Packaging & Containers - 0.1%
Amcor PLC		602	7,170
Ball Corp.		114	5,830
			13,000
Pharmaceuticals - 7.1%
AbbVie, Inc.		671	108,440
AmerisourceBergen Corp.		61	10,108
Becton Dickinson and Co.		110	27,973
Bristol-Myers Squibb Co.		821	59,071
Cardinal Health, Inc.		121	9,301
Cigna Corp.		108	35,785
CVS Health Corp.		499	46,502
Dexcom, Inc. (1)		155	17,552
Eli Lilly & Co.		300	109,752
Johnson & Johnson		988	174,530
McKesson Corp.		46	17,256
Merck & Co., Inc.		965	107,067
Pfizer, Inc.		2,100	107,604
Zoetis, Inc.		177	25,939
			856,880
Pipelines - 0.3%
Kinder Morgan, Inc.		723	13,072
ONEOK, Inc.		183	12,023
The Williams Company, Inc.		466	15,331
			40,426
Real Estate - 0.1%
CBRE Group, Inc. - Class A (1)		139	10,697

Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.		65	9,468
American Tower Corp.		177	37,499
AvalonBay Communities, Inc.		59	9,530
Camden Property Trust		42	4,699
Crown Castle, Inc.		163	22,109
Digital Realty Trust, Inc.		105	10,528
Equinix, Inc.		30	19,651
Equity Residential		140	8,260
Essex Property Trust, Inc.		28	5,934
Extra Space Storage, Inc.		57	8,389
Healthpeak Properties, Inc.		234	5,866
Iron Mountain, Inc.		115	5,733
Mid-America Apartment Communities, Inc.		23	3,611
Prologis, Inc.		350	39,455
Public Storage		62	17,372
Realty Income Corp.		239	15,160
SBA Communications Corp.		42	11,773
Simon Property Group, Inc.		140	16,447
UDR, Inc.		142	5,500
Ventas, Inc.		155	6,983
VICI Properties, Inc.		402	13,025
Welltower, Inc.		187	12,258
Weyerhaeuser Co.		300	9,300
			298,550
Retail - 5.4%
AutoZone, Inc. (1)		7	17,263
Best Buy Co., Inc.		85	6,818
CarMax, Inc. (1)		61	3,714
Chipotle Mexican Grill, Inc. (1)		9	12,487
Costco Wholesale Corp.		170	77,605
Darden Restaurants, Inc.		51	7,055
Dollar General Corp.		90	22,163
Dollar Tree, Inc. (1)		67	9,476
Domino’s Pizza, Inc.		17	5,889
Genuine Parts Co.		53	9,196
The Home Depot, Inc.		387	122,238
Lowe’s Company, Inc.		228	45,427
McDonald’s Corp.		263	69,308
O’Reilly Automotive, Inc. (1)		20	16,881
Ross Stores, Inc.		145	16,830
Starbucks Corp.		394	39,085
Target Corp.		173	25,784
The TJX Company, Inc.		446	35,502
Tractor Supply Co.		29	6,524
Ulta Beauty, Inc. (1)		13	6,098
Walgreens Boots Alliance, Inc.		299	11,171
Walmart, Inc.		536	75,999
Yum! Brands, Inc.		118	15,113
			657,626
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (1)		584	37,826
Analog Devices, Inc.		199	32,642
Applied Materials, Inc.		323	31,454
Broadcom, Inc.		150	83,869
Intel Corp.		1,527	40,359
KLA Corp.		57	21,491
Lam Research Corp.		54	22,696
Microchip Technology, Inc.		219	15,385
Micron Technology, Inc.		425	21,242
Monolithic Power Systems, Inc.		20	7,072
NVIDIA Corp.		905	132,257
NXP Semiconductors NV		111	17,541
ON Semiconductor Corp. (1)		174	10,852
QUALCOMM, Inc.		411	45,185
Skyworks Solutions, Inc.		79	7,199
Teradyne, Inc.		69	6,027
Texas Instruments, Inc.		340	56,175
			589,272
Software - 9.0%
Activision Blizzard, Inc.		247	18,908
Adobe, Inc. (1)		177	59,566
Akamai Technologies, Inc. (1)		70	5,901
ANSYS, Inc. (1)		34	8,214
Autodesk, Inc. (1)		87	16,258
Broadridge Financial Solutions, Inc.		54	7,243
Cadence Design Systems, Inc. (1)		89	14,297
Electronic Arts, Inc.		106	12,951
Fidelity National Information Services, Inc.		251	17,030
Fiserv, Inc. (1)		238	24,055
Intuit, Inc.		100	38,922
Microsoft Corp.		2,786	668,138
MSCI, Inc.		25	11,629
Oracle Corp.		522	42,668
Paychex, Inc.		96	11,094
Paycom Software, Inc. (1)		23	7,137
Roper Technologies, Inc.		42	18,148
Salesforce, Inc. (1)		370	49,058
ServiceNow, Inc. (1)		81	31,450
Synopsys, Inc. (1)		58	18,519
Take-Two Interactive Software, Inc. (1)		70	7,289
Tyler Technologies, Inc. (1)		7	2,257
			1,090,732
Telecommunications - 2.1%
Arista Networks, Inc. (1)		87	10,558
AT&T, Inc.		2,681	49,357
Cisco Systems, Inc.		1,553	73,985
Corning, Inc.		297	9,486
Motorola Solutions, Inc.		69	17,782
T-Mobile US, Inc. (1)		226	31,640
Verizon Communications, Inc.		1,492	58,785
			251,593
Transportation - 1.5%
CSX Corp.		828	25,651
Expeditors International of Washington, Inc.		76	7,898
FedEx Corp.		93	16,108
Norfolk Southern Corp.		76	18,728
Old Dominion Freight Line, Inc.		42	11,919
Union Pacific Corp.		235	48,661
United Parcel Service, Inc. - Class B		286	49,718
			178,683
Water - 0.1%
American Water Works Co., Inc.		78	11,889
Total Common Stocks
(Cost $12,110,457)			11,672,583

	Contracts	Notional Amount
Options Purchased - 6.1%
Call Options - 0.1%
CBOE Volatility Index
Expiration 1/18/2023, Exercise Price $45 (3)	630	$189,000	7,560

Put Options - 6.0%
CBOE S&P 500 Index
Expiration 10/20/2023, Exercise Price $3,725 (3)	32	997,660	722,720
Total Options Purchased
(Cost $1,017,592)			730,280

		Shares
Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 4.100% (2)		49,482	49,482
Total Short-Term Investments
(Cost $49,482)			49,482

Total Investments in Securities - 103.1%
(Cost $13,177,531)			12,452,345
Liabilities in Excess of Other Assets - (3.1)%			(370,082)
Total Net Assets - 100.0%			$12,082,263

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.
(3)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF OPTIONS WRITTEN at December 31, 2022 (Unaudited)

	Contracts	Notional Amount	Value
Options Written - 3.3%
Put Options - 3.3%
S&P 500 Index
Expiration: 10/20/2023, Excercise Price: $3,350 (1)	32	$619,960	$402,240

Total Options Written
(Premium Received $619,884)			$402,240

Percentages are stated as a percent of net assets.
(1) The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Acruence Active Hedge U.S. Equity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and options written as of December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$11,672,583	$–	$–	$11,672,583
Options Purchased	7,560	722,720	-	730,280
Short-Term Investments	49,482	-	-	49,482
Total Investments in Securities	$11,729,625	$722,720	$–	$12,452,345

Options Written	Level 1	Level 2	Level 3	Total
Put Options	$–	$402,240	$–	$402,240
Total Options Written	$–	$402,240	$–	$402,240

(1) See Consolidated Schedule of Investments for industry breakout.